Amendment dated March 5, 2009
Appendix to Prospectus of John Hancock Funds II dated May 1, 2008
Lifestyle — Class A, B and C shares

Historical Performance of Corresponding John Hancock Trust Portfolios

The Lifestyle Portfolios (each referred to as a fund) of John Hancock Funds II (JHF II) commenced operations in October 2005. Each of the funds is modeled after a fund of John Hancock Trust (JHT), another mutual fund that is used primarily as the underlying investment medium for certain variable annuity and variable life insurance separate accounts of John Hancock insurance companies. Each fund has the same investment adviser, subadviser and portfolio manager and substantially the same investment objective, policies and restrictions as its corresponding JHT portfolio. Moreover, each fund commenced operations after certain of these separate accounts redeemed all their interests in the corresponding JHT portfolio and invested all the redemption proceeds in the fund, which in turn invested all the proceeds in underlying funds of JHF II, which used the proceeds to acquire assets from corresponding underlying JHT portfolios of the corresponding JHT portfolio. These assets allowed each fund to commence operations with an investment portfolio that was substantially the same (except as to amount of assets) as the investment portfolio of its corresponding JHT portfolio.

This Appendix presents historical performance information for the corresponding JHT portfolios. Because of the similarities between each fund and its corresponding JHT portfolio as described above, this information may help provide an indication of the fund’s risks. The performance of the JHT portfolio, however, does not represent, and is not a substitute for, the performance of any fund, and you should not assume that a fund will have the same future performance as the JHT portfolio. The future performance of a fund may be greater or less than the performance of its corresponding JHT portfolio due to, among other things, differences in expenses (including sales charges, if any), asset size and cash flows. Performance information — a bar chart and a table — is presented on the following pages for the Series I shares of each JHT portfolio, which corresponds to a fund. The Series I shares of each JHT portfolio commenced operations on January 7, 1997. The bar chart shows how each JHT portfolio’s total return has varied from year to year, while the tables show performance of its Series I shares over time (along with a broad-based market index for reference). All figures assume dividend reinvestment.

The Class A, B and C shares of the Portfolios have expenses, including Rule 12b-1 fees for the Class A, B and C shares, that are higher than expenses, including the Rule 12b-1 fees, of the Series I shares of the corresponding JHT Portfolios. The performance shown in the bar charts and tables for the Series I shares of the JHT portfolios would be lower if adjusted to reflect the sales charges and higher expenses of the Class A, B and C shares of the Portfolios. The performance shown in the bar charts and tables would also be lower if the adviser to the JHT portfolios had not reimbursed certain expenses of those funds during the periods shown. Year-by-year index figures do not reflect any sales charges or fund expenses and would be lower if they did. The JHT portfolios serve as the underlying investment vehicle for variable insurance products. The performance presented does not reflect the fees and expenses of any variable insurance products. As indicated above, past performance does not indicate future results.

JHT Portfolio
Lifestyle Aggressive Trust

(formerly Lifestyle Aggressive 1000 Trust)
Portfolio Corresponding to: Lifestyle Aggressive

Net assets of JHT Portfolio as of December 31, 2008: $311,914,868

JHT Series I calendar year total returns (%)

Best quarter: Q2 ’03, 18.07 Worst quarter: Q4 ’08, –24.12

1999	2000	2001	2002	2003	2004	2005	2006	2007	2008
14.55	–5.12	–13.83	–20.71	34.91	16.06	10.64	15.46	8.55	–41.99

					Since
JHT Series I average annual total returns (%)	1 year	3 year	5 year	10 year	inception

for periods ended 12-31-08

Series I	–41.99	–10.08	–1.37	–0.67	0.70

Standard & Poor’s 500 Index	–37.00	–8.26	–2.19	–1.38	3.25

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

Standard & Poor’s 500 Index — an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large cap stocks.

Indexes have no sales charges and cannot be invested in directly. All figures assume dividend reinvestment.

MORNINGSTAR RATINGtm
« « «

Overall rating for JHT Series I among 1,748 large blend funds as of December 31, 2008.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Ratingtm for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 2 stars out of 1,748, 3 stars out of 1,365 and 3 stars out of 683 large blend funds for the 3-, 5- and 10-year periods ended December 31, 2008, respectively, in the U.S. open-end fund universe.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Ratingtm based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund’s monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star(s), respectively. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class A, B and C shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class A, B and C shares of a Lifestyle Portfolio may be different from the Morningstar Ratingtm for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class A, B and C shares of the Lifestyle Portfolio.

JHT Portfolio
Lifestyle Growth Trust

(formerly Lifestyle Growth 820 Trust)
Corresponding to: Lifestyle Growth Portfolio

Net assets of JHT Portfolio as of December 31, 2008: $9,544,624,233

JHT Series I calendar year total returns (%)

Best quarter: Q2 ’03, 14.90 Worst quarter: Q4 ’08, –20.75

1999	2000	2001	2002	2003	2004	2005	2006	2007	2008
16.50	–3.18	–9.16	–15.84	29.55	14.59	8.66	13.50	7.44	–36.56

JHT Series I average annual					Since
total returns (%)	1 year	3 years	5 years	10 years	inception

for periods ended 12-31-08

Series I	–36.56	–8.20	–0.74	0.74	2.22

Standard & Poor’s 500 Index	–37.00	–8.36	–2.19	–1.38	3.25

Barclays Capital U.S. Aggregate Bond Index	5.24	5.51	4.65	5.63	6.26

Combined Index	–29.83	–5.54	–0.71	0.19	4.19

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

Standard & Poor’s 500 Index — an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large cap stocks.

Barclays Capital U.S. Aggregate Bond Index — an unmanaged index comprised of the Barclays Capital Government/Corporate Bond Index, the Barclays Capital Mortgage-Backed Securities Index and the Barclays Capital Asset-Backed Securities Index that measures the performance of investment-grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

Combined Index — consists of 80% of the S&P 500 Index and 20% of the Barclays Capital U.S. Aggregate Bond Index.

Indexes have no sales charges and cannot be invested in directly. All figures assume dividend reinvestment.

MORNINGSTAR RATINGtm
« « « «

Overall rating for JHT Series I among 1,748 large blend funds as of December 31, 2008.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Ratingtm for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 4 stars out of 1,748, 4 stars out of 1,365 and 4 stars out of 683 large blend funds for the 3-, 5- and 10-year periods ended December 31, 2008, respectively, in the U.S. open-end fund universe.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Ratingtm based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund’s monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star(s), respectively. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class A, B and C shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class A, B and C shares of a Lifestyle Portfolio may be different from the Morningstar Ratingtm for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class A, B and C shares of the Lifestyle Portfolio.

JHT Portfolio
Lifestyle Balanced Trust

(formerly Lifestyle Balanced 640 Trust)
Corresponding to: Lifestyle Balanced Portfolio

Net assets of JHT Portfolio as of December 31, 2008: $8,573,101,426

JHT Series I calendar year total returns (%)

Best quarter: Q2 ’03, 11.64 Worst quarter: Q4 ’08, –17.72

1999	2000	2001	2002	2003	2004	2005	2006	2007	2008
12.36	2.34	–4.85	–9.95	23.97	13.49	6.88	12.73	6.47	–31.30

JHT Series I average annual					Since
total returns (%)	1 year	3 years	5 years	10 years	inception

for periods ended 12-31-08

Series I	–31.30	–6.22	0.01	2.02	3.29

Standard & Poor’s 500 Index	–37.00	–8.36	–2.19	–1.38	3.25

Barclays Capital U.S. Aggregate Bond Index	5.24	5.51	4.65	5.63	6.26

Combined Index	–22.06	–2.74	0.71	1.69	4.87

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

Standard & Poor’s 500 Index — an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large cap stocks.

Barclays Capital U.S. Aggregate Bond Index — an unmanaged index comprised of the Barclays Capital Government/Corporate Bond Index, the Barclays Capital Mortgage-Backed Securities Index and the Barclays Capital Asset-Backed Securities Index that measures the performance of investment-grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

Combined Index — consists of 60% of the S&P 500 Index and 40% of the Barclays Capital U.S. Aggregate Bond Index.

Indexes have no sales charges and cannot be invested in directly. All figures assume dividend reinvestment.

MORNINGSTAR RATINGtm
« « «

Overall rating for JHT Series I among 962 moderate allocation funds as of December 31, 2008.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Ratingtm for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 3 stars out of 962, 4 stars out of 768 and 3 stars out of 448 moderate allocation funds for the 3-, 5-and 10-year periods ended December 31, 2008, respectively, in the U.S. open-end fund universe.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Ratingtm based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund’s monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star(s), respectively. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class A, B and C shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class A, B and C shares of a Lifestyle Portfolio may be different from the Morningstar Ratingtm for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class A, B and C shares of the Lifestyle Portfolio.

JHT Portfolio
Lifestyle Moderate Trust

(formerly Lifestyle Moderate 460 Trust)
Corresponding to: Lifestyle Moderate Portfolio

Net assets of JHT Portfolio as of December 31, 2008: $2,124,701,983

JHT Series I calendar year total returns (%)

Best quarter: Q2 ’03, 8.71 Worst quarter: Q4 ’08, –13.28

1999	2000	2001	2002	2003	2004	2005	2006	2007	2008
7.84	3.92	–1.09	–4.07	17.83	11.04	4.15	10.42	5.29	–24.23

					Since
JHT Series I average annual total returns (%)	1 year	3 year	5 year	10 year	inception

for periods ended 12-31-08

Series I	–24.23	–4.14	0.37	2.47	3.96

Standard & Poor’s 500 Index	–37.00	–8.36	–2.19	–1.38	3.25

Barclays Capital U.S. Aggregate Bond Index	5.24	5.51	4.65	5.63	6.26

Combined Index	–13.65	0.03	2.08	3.09	5.44

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

Standard & Poor’s 500 Index — an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large cap stocks.

Barclays Capital U.S. Aggregate Bond Index — an unmanaged index comprised of the Barclays Capital Government/Corporate Bond Index, the Barclays Capital Mortgage-Backed Securities Index and the Barclays Capital Asset-Backed Securities Index that measures the performance of investment-grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

Combined Index — consists of 40% of the S&P 500 Index and 60% of the Barclays Capital U.S. Aggregate Bond Index.

Indexes have no sales charges and cannot be invested in directly. All figures assume dividend reinvestment.

MORNINGSTAR RATINGtm
« « «

Overall rating for JHT Series I among 484 conservative allocation funds as of December 31, 2008.

Morningstar ratings measure risk-adjusted returns.

The Overall Morningstar Ratingtm for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 2 stars out of 484, 3 stars out of 290 and 3 stars out of 140 conservative allocation funds for the 3-, 5- and 10-year periods ended December 31, 2008, respectively, in the U.S. open-end fund universe.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Ratingtm based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund’s monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star(s), respectively. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class A, B and C shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class A, B and C shares of a Lifestyle Portfolio may be different from the Morningstar Ratingtm for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class A, B and C shares of the Lifestyle Portfolio.

JHT Portfolio
Lifestyle Conservative Trust

(formerly Lifestyle Conservative 280 Trust)
Portfolio Corresponding to: Lifestyle Conservative

Net assets of JHT Portfolio as of December 31, 2008: $1,474,344,152

JHT Series I calendar year total returns (%)

Best quarter: Q4 ’02, 6.12 Worst quarter: Q4 ’08, –8.32

1999	2000	2001	2002	2003	2004	2005	2006	2007	2008
4.18	7.54	3.28	1.80	11.47	8.59	2.88	8.44	5.38	–15.57

JHT Series I average annual					Since
total returns (%)	1 year	3 year	5 year	10 year	inception

for periods ending 12-31-08

Series I	–15.57	–1.19	1.51	3.53	4.78

Standard & Poor’s 500 Index	–37.00	–9.36	–2.19	–1.38	3.25

Barclays Capital U.S. Aggregate Bond Index	5.24	5.51	4.65	5.63	6.26

Combined Index	–4.56	2.79	3.40	4.41	5.89

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

Standard & Poor’s 500 Index — an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large cap stocks.

Barclays Capital U.S. Aggregate Bond Index — an unmanaged index comprised of the Barclays Capital Government/Corporate Bond Index, the Barclays Capital Mortgage-Backed Securities Index and the Barclays Capital Asset-Backed Securities Index that measures the performance of investment-grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

Combined Index — consists of 20% of the S&P 500 Index and 80% of the Barclays Capital U.S. Aggregate Bond Index.

Indexes have no sales charges and cannot be invested in directly. All figures assume dividend reinvestment.

MORNINGSTAR RATINGtm
« « « «

Overall rating for JHT Series I among 484 conservative allocation funds as of December 31, 2008.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Ratingtm for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 4 stars out of 484, 4 stars out of 290 and 4 stars out of 140 conservative allocation funds for the 3-, 5- and 10-year periods ended December 31, 2008, respectively, in the U.S. open-end fund universe.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Ratingtm based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund’s monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star(s), respectively. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class A, B and C shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class A, B and C shares of a Lifestyle Portfolio may be different from the Morningstar Ratingtm for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class A, B and C shares of the Lifestyle Portfolio.

LSOPA 2/09

Amendment dated March 5, 2009
Appendix to Prospectus of John Hancock Funds II dated May 1, 2008
Lifestyle — Class R, R1, R2, R3, R4 and R5 shares

Historical Performance of Corresponding John Hancock Trust Portfolios

The Lifestyle Portfolios (each referred to as a fund) of John Hancock Funds II (JHF II) commenced operations in October 2005. Each of the funds is modeled after a fund of John Hancock Trust (JHT), another mutual fund that is used primarily as the underlying investment medium for certain variable annuity and variable life insurance separate accounts of John Hancock insurance companies. Each fund has the same investment adviser, subadviser and portfolio manager and substantially the same investment objective, policies and restrictions as its corresponding JHT portfolio. Moreover, each fund commenced operations after certain of these separate accounts redeemed all their interests in the corresponding JHT portfolio and invested all the redemption proceeds in the fund, which in turn invested all the proceeds in underlying funds of JHF II, which used the proceeds to acquire assets from corresponding underlying JHT portfolios of the corresponding JHT portfolio. These assets allowed each fund to commence operations with an investment portfolio that was substantially the same (except as to amount of assets) as the investment portfolio of its corresponding JHT portfolio.

This Appendix presents historical performance information for the corresponding JHT portfolios. Because of the similarities between each fund and its corresponding JHT portfolio as described above, this information may help provide an indication of the fund’s risks. The performance of the JHT portfolio, however, does not represent, and is not a substitute for, the performance of any fund, and you should not assume that a fund will have the same future performance as the JHT portfolio. The future performance of a fund may be greater or less than the performance of its corresponding JHT portfolio due to, among other things, differences in expenses (including sales charges, if any), asset size and cash flows. Performance information — a bar chart and a table — is presented on the following pages for the Series I shares of each JHT portfolio, which corresponds to a fund. The Series I shares of each JHT portfolio commenced operations on January 7, 1997. The bar chart shows how each JHT portfolio’s total return has varied from year to year, while the tables show performance of its Series I shares over time (along with a broad-based market index for reference). All figures assume dividend reinvestment.

The Class R, R1, R2, R3, R4 and R5 shares of the Portfolios have expenses, including Rule 12b-1 fees for the Class R, R1, R2, R3 and R4 shares, that are higher than expenses, including the Rule 12b-1 fees, of the Series I shares of the corresponding JHT Portfolios. The performance shown in the bar charts and tables for the Series I shares of the JHT portfolios would be lower if adjusted to reflect the sales charges and higher expenses of the Class R, R1, R2, R3, R4 and R5 shares of the Portfolios. The performance shown in the bar charts and tables would also be lower if the adviser to the JHT portfolios had not reimbursed certain expenses of those funds during the periods shown. Year-by-year index figures do not reflect any sales charges or fund expenses and would be lower if they did. The JHT portfolios serve as the underlying investment vehicle for variable insurance products. The performance presented does not reflect the fees and expenses of any variable insurance products. As indicated above, past performance does not indicate future results.

JHT Portfolio
Lifestyle Aggressive Trust

(formerly Lifestyle Aggressive 1000 Trust)
Portfolio Corresponding to: Lifestyle Aggressive

Net assets of JHT Portfolio as of December 31, 2008: $311,914,868

JHT Series I calendar year total returns (%)

Best quarter: Q2 ’03, 18.07 Worst quarter: Q4 ’08, –24.12

1999	2000	2001	2002	2003	2004	2005	2006	2007	2008
14.55	–5.12	–13.83	–20.71	34.91	16.06	10.64	15.46	8.55	–41.99

					Since
JHT Series I average annual total returns (%)	1 year	3 year	5 year	10 year	inception

for periods ended 12-31-08

Series I	–41.99	–10.08	–1.37	–0.67	0.70

Standard & Poor’s 500 Index	–37.00	–8.26	–2.19	–1.38	3.25

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

Standard & Poor’s 500 Index — an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large cap stocks.

Indexes have no sales charges and cannot be invested in directly. All figures assume dividend reinvestment.

MORNINGSTAR RATINGtm
« « «

Overall rating for JHT Series I among 1,748 large blend funds as of December 31, 2008.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Ratingtm for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 2 stars out of 1,748, 3 stars out of 1,365 and 3 stars out of 683 large blend funds for the 3-, 5- and 10-year periods ended December 31, 2008, respectively, in the U.S. open-end fund universe.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Ratingtm based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund’s monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star(s), respectively. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class R, R1, R2, R3, R4 and R5 shares of a Lifestyle Portfolio may be different from the Morningstar Ratingtm for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolio.

JHT Portfolio
Lifestyle Growth Trust

(formerly Lifestyle Growth 820 Trust)
Corresponding to: Lifestyle Growth Portfolio

Net assets of JHT Portfolio as of December 31, 2008: $9,544,624,233

JHT Series I calendar year total returns (%)

Best quarter: Q2 ’03, 14.90 Worst quarter: Q4 ’08, –20.75

1999	2000	2001	2002	2003	2004	2005	2006	2007	2008
16.50	–3.18	–9.16	–15.84	29.55	14.59	8.66	13.50	7.44	–36.56

JHT Series I average annual					Since
total returns (%)	1 year	3 years	5 years	10 years	inception

for periods ended 12-31-08

Series I	–36.56	–8.20	–0.74	0.74	2.22

Standard & Poor’s 500 Index	–37.00	–8.36	–2.19	–1.38	3.25

Barclays Capital U.S. Aggregate Bond Index	5.24	5.51	4.65	5.63	6.26

Combined Index	–29.83	–5.54	–0.71	0.19	4.19

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

Standard & Poor’s 500 Index — an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large cap stocks.

Barclays Capital U.S. Aggregate Bond Index — an unmanaged index comprised of the Barclays Capital Government/Corporate Bond Index, the Barclays Capital Mortgage-Backed Securities Index and the Barclays Capital Asset-Backed Securities Index that measures the performance of investment-grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

Combined Index — consists of 80% of the S&P 500 Index and 20% of the Barclays Capital U.S. Aggregate Bond Index.

Indexes have no sales charges and cannot be invested in directly. All figures assume dividend reinvestment.

MORNINGSTAR RATINGtm
« « « «

Overall rating for JHT Series I among 1,748 large blend funds as of December 31, 2008.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Ratingtm for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 4 stars out of 1,748, 4 stars out of 1,365 and 4 stars out of 683 large blend funds for the 3-, 5- and 10-year periods ended December 31, 2008, respectively, in the U.S. open-end fund universe.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Ratingtm based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund’s monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star(s), respectively. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class R, R1, R2, R3, R4 and R5 shares of a Lifestyle Portfolio may be different from the Morningstar Ratingtm for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolio.

JHT Portfolio
Lifestyle Balanced Trust

(formerly Lifestyle Balanced 640 Trust)
Corresponding to: Lifestyle Balanced Portfolio

Net assets of JHT Portfolio as of December 31, 2008: $8,573,101,426

JHT Series I calendar year total returns (%)

Best quarter: Q2 ’03, 11.64 Worst quarter: Q4 ’08, –17.72

1999	2000	2001	2002	2003	2004	2005	2006	2007	2008
12.36	2.34	–4.85	–9.95	23.97	13.49	6.88	12.73	6.47	–31.30

JHT Series I average annual					Since
total returns (%)	1 year	3 years	5 years	10 years	inception

for periods ended 12-31-08

Series I	–31.30	–6.22	0.01	2.02	3.29

Standard & Poor’s 500 Index	–37.00	–8.36	–2.19	–1.38	3.25

Barclays Capital U.S. Aggregate Bond Index	5.24	5.51	4.65	5.63	6.26

Combined Index	–22.06	–2.74	0.71	1.69	4.87

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

Standard & Poor’s 500 Index — an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large cap stocks.

Barclays Capital U.S. Aggregate Bond Index — an unmanaged index comprised of the Barclays Capital Government/Corporate Bond Index, the Barclays Capital Mortgage-Backed Securities Index and the Barclays Capital Asset-Backed Securities Index that measures the performance of investment-grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

Combined Index — consists of 60% of the S&P 500 Index and 40% of the Barclays Capital U.S. Aggregate Bond Index.

Indexes have no sales charges and cannot be invested in directly. All figures assume dividend reinvestment.

MORNINGSTAR RATINGtm
« « «

Overall rating for JHT Series I among 962 moderate allocation funds as of December 31, 2008.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Ratingtm for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 3 stars out of 962, 4 stars out of 768 and 3 stars out of 448 moderate allocation funds for the 3-, 5-and 10-year periods ended December 31, 2008, respectively, in the U.S. open-end fund universe.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Ratingtm based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund’s monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star(s), respectively. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class R, R1, R2, R3, R4 and R5 shares of a Lifestyle Portfolio may be different from the Morningstar Ratingtm for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolio.

JHT Portfolio
Lifestyle Moderate Trust

(formerly Lifestyle Moderate 460 Trust)
Corresponding to: Lifestyle Moderate Portfolio

Net assets of JHT Portfolio as of December 31, 2008: $2,124,701,983

JHT Series I calendar year total returns (%)

Best quarter: Q2 ’03, 8.71 Worst quarter: Q4 ’08, –13.28

1999	2000	2001	2002	2003	2004	2005	2006	2007	2008
7.84	3.92	–1.09	–4.07	17.83	11.04	4.15	10.42	5.29	–24.23

					Since
JHT Series I average annual total returns (%)	1 year	3 year	5 year	10 year	inception

for periods ended 12-31-08

Series I	–24.23	–4.14	0.37	2.47	3.96

Standard & Poor’s 500 Index	–37.00	–8.36	–2.19	–1.38	3.25

Barclays Capital U.S. Aggregate Bond Index	5.24	5.51	4.65	5.63	6.26

Combined Index	–13.65	0.03	2.08	3.09	5.44

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

Standard & Poor’s 500 Index — an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large cap stocks.

Barclays Capital U.S. Aggregate Bond Index — an unmanaged index comprised of the Barclays Capital Government/Corporate Bond Index, the Barclays Capital Mortgage-Backed Securities Index and the Barclays Capital Asset-Backed Securities Index that measures the performance of investment-grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

Combined Index — consists of 40% of the S&P 500 Index and 60% of the Barclays Capital U.S. Aggregate Bond Index.

Indexes have no sales charges and cannot be invested in directly. All figures assume dividend reinvestment.

MORNINGSTAR RATINGtm
« « «

Overall rating for JHT Series I among 484 conservative allocation funds as of December 31, 2008.

Morningstar ratings measure risk-adjusted returns.

The Overall Morningstar Ratingtm for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 2 stars out of 484, 3 stars out of 290 and 3 stars out of 140 conservative allocation funds for the 3-, 5- and 10-year periods ended December 31, 2008, respectively, in the U.S. open-end fund universe.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Ratingtm based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund’s monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star(s), respectively. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class R, R1, R2, R3, R4 and R5 shares of a Lifestyle Portfolio may be different from the Morningstar Ratingtm for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolio.

JHT Portfolio
Lifestyle Conservative Trust

(formerly Lifestyle Conservative 280 Trust)
Portfolio Corresponding to: Lifestyle Conservative

Net assets of JHT Portfolio as of December 31, 2008: $1,474,344,152

JHT Series I calendar year total returns (%)

Best quarter: Q4 ’02, 6.12 Worst quarter: Q4 ’08, –8.32

1999	2000	2001	2002	2003	2004	2005	2006	2007	2008
4.18	7.54	3.28	1.80	11.47	8.59	2.88	8.44	5.38	–15.57

JHT Series I average annual					Since
total returns (%)	1 year	3 year	5 year	10 year	inception

for periods ending 12-31-08

Series I	–15.57	–1.19	1.51	3.53	4.78

Standard & Poor’s 500 Index	–37.00	–9.36	–2.19	–1.38	3.25

Barclays Capital U.S. Aggregate Bond Index	5.24	5.51	4.65	5.63	6.26

Combined Index	–4.56	2.79	3.40	4.41	5.89

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

Standard & Poor’s 500 Index — an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large cap stocks.

Barclays Capital U.S. Aggregate Bond Index — an unmanaged index comprised of the Barclays Capital Government/Corporate Bond Index, the Barclays Capital Mortgage-Backed Securities Index and the Barclays Capital Asset-Backed Securities Index that measures the performance of investment-grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

Combined Index — consists of 20% of the S&P 500 Index and 80% of the Barclays Capital U.S. Aggregate Bond Index.

Indexes have no sales charges and cannot be invested in directly. All figures assume dividend reinvestment.

MORNINGSTAR RATINGtm
« « « «

Overall rating for JHT Series I among 484 conservative allocation funds as of December 31, 2008.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Ratingtm for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 4 stars out of 484, 4 stars out of 290 and 4 stars out of 140 conservative allocation funds for the 3-, 5- and 10-year periods ended December 31, 2008, respectively, in the U.S. open-end fund universe.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Ratingtm based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund’s monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star(s), respectively. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class R, R1, R2, R3, R4 and R5 shares of a Lifestyle Portfolio may be different from the Morningstar Ratingtm for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolio.

LSRPA 2/09